Earnings Per Share - Schedule of Basic Earnings Per Share by Common Class (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Numerator
Net loss from continuing operations	$ 13,957	$ (414,833)	$ (325,868)	$ 14,998
Net loss attributable to noncontrolling interest from continuing operations	0	(307,212)	(261,450)	0
Net loss from continuing operations attributable to holders of Class A Common Stock - basic		(107,621)	(64,418)
Net loss from discontinued operations	110,363	(886,169)	(389,660)	482,915
Net income (loss) attributable to noncontrolling interest from discontinued operations	$ 201	(621,990)	(263,396)	$ 1,274
Net loss from discontinued operations attributable to holders of Class A Common Stock - basic		$ (264,179)	$ (126,264)
Denominator
Basic weighted average shares outstanding (in shares)		59,849,638	62,298,532
Basic net loss per share from continuing operations (in USD per share)		$ (1.80)	$ (1.03)
Basic net loss per share from discontinued operations (in USD per share)		(4.41)	(2.03)
Basic, net loss per share (in USD per share)		$ (6.21)	$ (3.06)